Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments in and Advances to Affiliates [Abstract]
Schedule of financial information, as provided to the Company by the investees
	December 31, 2019
	Hengqingyuan	Jincai
Current assets	$278,188	$7,176,896
Noncurrent assets	1,831,102	-
Current liabilities	8	-
Noncurrent liabilities	1,435,379	-
Equity	673,903	7,176,896

	Hengqingyuan	Jincai
	For the Period from August 2, 2019 (Date of Investment) through December 31, 2019.	For the Period from December 31, 2019 (Date of Investment) through December 31, 2019
Operating expenses	$(120,002)	$-
Loss from operations	(120,002)	-
Net loss	$(44,164)	$-